Share-Based Compensation - Schedule of Assumptions Used in Valuing the Share Options on the Grant Date (Details)	6 Months Ended
Jun. 30, 2026
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Volatility	15.69%
Risk-free rate	4.12%
Dividend yield	0.00%
Minimum [Member]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Pre-vesting forfeiture rate	0.00%
Maximum [Member]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Pre-vesting forfeiture rate	15.92%